Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 181
Contractually required capital lease payments, due within the second year from the balance sheet date	137
Contractually required capital lease payments, due within the third year from the balance sheet date	113
Contractually required capital lease payments, due within the fourth year from the balance sheet date	68
Contractually required capital lease payments, due within the fifth year from the balance sheet date	39
Contractually required capital lease payments, due after the fifth year from the balance sheet date	60
Contractually required capital lease payments	598
Less interest and executory costs	82
Present value of minimum lease payments	516
Less current installments	158
Long-term obligation at December 31, 2014	358
Present value of minimum lease payments	516
Contractually required operating lease payments, due within one year of the balance sheet date	2,499
Contractually required operating lease payments, due within the second year from the balance sheet date	2,245
Contractually required operating lease payments, due within the third year from the balance sheet date	1,960
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,660
Contractually required operating lease payments, due within the fifth year from the balance sheet date	1,369
Contractually required operating lease payments, due after the fifth year from the balance sheet date	4,670
Contractually required operating lease payments	$ 14,403